Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00000000002502543568 per share
Amount Registered | shares	1,577,984
Proposed Maximum Offering Price per Unit	34.07
Maximum Aggregate Offering Price	$ 53,761,914.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,424.52
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any shares of SMX (Security Matters) PLC (the "Registrant") ordinary shares that become issuable under the SMX (Security Matters) PLC 2022 Equity Incentive Plan ("Plan") by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment. (2) Represents the registration of 1,577,984 Ordinary Shares underlying restricted stock units issued under the Plan. (3) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)(l) under the Securities Act, on the basis of the average of the high ($35.33) and low ($32.81) reported prices of the Ordinary Shares of the Registrant as reported by the Nasdaq Capital Market on March 2, 2026, a date within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00000000002502543568 per share
Amount Registered | shares	49,920
Proposed Maximum Offering Price per Unit	115.23
Maximum Aggregate Offering Price	$ 5,752,281.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.39
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any shares of SMX (Security Matters) PLC (the "Registrant") ordinary shares that become issuable under the SMX (Security Matters) PLC 2022 Equity Incentive Plan ("Plan") by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment. (4) Represents the registration of Ordinary Shares underlying stock options issued under the Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00000000002502543568 per share
Amount Registered | shares	788,480
Proposed Maximum Offering Price per Unit	20.70
Maximum Aggregate Offering Price	$ 16,321,536.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,254.00
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any shares of SMX (Security Matters) PLC (the "Registrant") ordinary shares that become issuable under the SMX (Security Matters) PLC 2022 Equity Incentive Plan ("Plan") by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment. (4) Represents the registration of Ordinary Shares underlying stock options issued under the Plan.